PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 90.4%

Aerospace & Defense — 0.7%
BAE Systems PLC	88,577	$620,783

Airlines — 1.6%
Southwest Airlines Co.	24,077	1,300,399

Auto Manufacturers — 1.7%
Honda Motor Co. Ltd. ADR	31,571	823,372
PACCAR, Inc.	8,759	613,217
		1,436,589

Auto Parts & Equipment — 1.3%
Aptiv PLC	4,423	386,659
BorgWarner, Inc.	19,459	713,756
		1,100,415

Banks — 13.5%
BB&T Corp.	36,958	1,972,448
Comerica, Inc.	17,740	1,170,663
Commerce Bancshares, Inc.	15,647	948,991
First Hawaiian, Inc.	39,369	1,051,152
M&T Bank Corp.	6,407	1,012,114
Northern Trust Corp.	27,903	2,603,908
Prosperity Bancshares, Inc.	6,684	472,091
State Street Corp.	13,243	783,853
UMB Financial Corp.	10,622	685,969
Westamerica Bancorporation	9,414	585,362
		11,286,551

Building Materials — 1.4%
Johnson Controls International PLC	26,752	1,174,145

Computers — 0.8%
HP, Inc.	33,184	627,841

Distribution & Wholesale — 1.1%
Genuine Parts Co.	9,024	898,700

Diversified Financial Services — 1.6%
Ameriprise Financial, Inc.	8,880	1,306,248

Electric — 8.3%
Ameren Corp.	11,306	905,045
Edison International	12,831	967,714
Eversource Energy	7,926	677,435
NorthWestern Corp.	13,261	995,238
Pinnacle West Capital Corp.	11,947	1,159,695
WEC Energy Group, Inc.	5,648	537,125
Xcel Energy, Inc.	26,931	1,747,553
		6,989,805

Electrical Components & Equipment — 5.1%
Emerson Electric Co.	25,067	1,675,980
Hubbell, Inc.	14,439	1,897,284
Schneider Electric S.E.	8,013	703,071
		4,276,335

Electronics — 2.3%
nVent Electric PLC	47,782	1,053,115

	Number of Shares	Value†

Electronics — (continued)
TE Connectivity Ltd.	9,077	$845,795

		1,898,910

Environmental Control — 0.6%
Republic Services, Inc.	5,748	497,489

Food — 5.8%
Conagra Brands, Inc.	23,708	727,362
Kellogg Co.	7,396	475,933
Koninklijke Ahold Delhaize N.V.	34,935	874,070
Mondelez International, Inc., Class A	6,810	376,729
Orkla ASA	109,291	994,204
Sysco Corp.	10,891	864,745
The J.M. Smucker Co.	4,969	546,689
		4,859,732

Food Service — 0.9%
Sodexo S.A.	6,955	780,805

Forest Products & Paper — 0.7%
Mondi PLC	30,727	588,615

Gas — 2.0%
Atmos Energy Corp.	7,134	812,491
Spire, Inc.	9,885	862,368
		1,674,859

Healthcare Products — 5.6%
Henry Schein, Inc.*	11,370	721,995
Hologic, Inc.*	12,373	624,713
Siemens Healthineers AG144A @	19,388	762,761
Zimmer Biomet Holdings, Inc.	18,968	2,603,737
		4,713,206

Healthcare Services — 2.6%
Quest Diagnostics, Inc.	12,440	1,331,453
Universal Health Services, Inc., Class B	5,612	834,785
		2,166,238

Home Builders — 1.7%
PulteGroup, Inc.	23,431	856,403
Thor Industries, Inc.	9,880	559,603
		1,416,006

Household Products & Wares — 0.9%
Kimberly-Clark Corp.	5,315	754,996

Insurance — 6.0%
Aflac, Inc.	13,777	720,813
Arthur J. Gallagher & Co.	2,648	237,181
Brown & Brown, Inc.	11,234	405,098
Chubb Ltd.	7,183	1,159,624
Globe Life, Inc.	3,354	321,179
ProAssurance Corp.	20,601	829,602
Reinsurance Group of America, Inc.	6,692	1,069,917
The Travelers Cos., Inc.	2,142	318,494
		5,061,908

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Leisure Time — 0.9%
Carnival Corp.	17,825	$779,131

Machinery - Construction & Mining — 0.4%
Atlas Copco AB, Class B	13,246	359,002

Machinery - Diversified — 1.3%
Cummins, Inc.	6,507	1,058,494

Miscellaneous Manufacturing — 2.6%
Eaton Corp. PLC	10,345	860,187
IMI PLC	64,683	763,652
Textron, Inc.	11,138	545,317
		2,169,156

Oil & Gas — 2.1%
ConocoPhillips	11,370	647,863
Imperial Oil Ltd.	16,733	435,739
Noble Energy, Inc.	31,579	709,264
		1,792,866

Oil & Gas Services — 1.7%
Baker Hughes a GE Co.	34,137	791,979
Schlumberger Ltd.	18,820	643,079
		1,435,058

Packaging and Containers — 2.2%
Graphic Packaging Holding Co.	31,303	461,719
Packaging Corp. of America	8,198	869,808
Sonoco Products Co.	8,972	522,260
		1,853,787

Pharmaceuticals — 2.3%
Cardinal Health, Inc.	23,421	1,105,237
McKesson Corp.	6,277	857,815
		1,963,052

Retail — 3.8%
Advance Auto Parts, Inc.	7,289	1,205,600
MSC Industrial Direct Co., Inc., Class A	18,358	1,331,506
Target Corp.	5,933	634,297
		3,171,403

Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	60,583	834,834

Semiconductors — 3.8%
Applied Materials, Inc.	28,116	1,402,988
Maxim Integrated Products, Inc.	18,710	1,083,496
Microchip Technology, Inc.	7,317	679,823
		3,166,307

Software — 1.0%
Cerner Corp.	12,597	858,737

Transportation — 1.1%
Heartland Express, Inc.	43,529	936,309
TOTAL COMMON STOCKS (Cost $69,075,703)		75,808,711

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 5.5%

Diversified — 2.0%
Weyerhaeuser Co.	59,278	$1,642,001

Healthcare — 0.9%
Welltower, Inc.	8,527	772,973

Hotels & Resorts — 1.0%
MGM Growth Properties LLC, Class A	27,539	827,547

Office Property — 1.6%
Empire State Realty Trust, Inc., Class A	43,806	625,111
Piedmont Office Realty Trust, Inc., Class A	35,493	741,094
		1,366,205
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,544,027)		4,608,726

EXCHANGE TRADED FUNDS — 2.6%

Investment Companies — 2.6%
iShares Russell Mid-Cap Value ETF (Cost $2,108,910)	24,694	2,215,052

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity FedFund-Institutional Shares (seven-day effective yield 1.860%) (Cost $1,589,724)	1,589,724	1,589,724
TOTAL INVESTMENTS — 100.4% (Cost $77,318,364)		84,222,213
Other Assets & Liabilities — (0.4)%		(314,752)
TOTAL NET ASSETS — 100.0%		$83,907,461

†	See Security Valuation Note in the most recent semi-annual or annual report.
144A@

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2019, the aggregate value of Rule 144A securities was $762,761, which represents 0.9% of the Fund’s net assets.

*	Non-income producing security.

AB — Aktiebolag.

ADR — American Depositary Receipt.

AG — Aktiengesellschaft.

ASA — Allmennaksjeselskap.

ETF — Exchange-Traded Fund.

LLC — Limited Liability Company.

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.

S.A. — Societe Anonyme.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

MID CORE VALUE FUND

Country Weightings as of 09/30/2019 ††

United States	87%
United Kingdom	4
France	2
Switzerland	2
Netherlands	1
Norway	1
Other	3
Total	100%

††% of total investments as of September 30, 2019.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Obser- vable Input
COMMON STOCKS	$75,808,711	$75,808,711	$—	$—
REAL ESTATE INVESTMENT TRUSTS	4,608,726	4,608,726	—	—
EXCHANGE TRADED FUNDS	2,215,052	2,215,052	—	—
SHORT-TERM INVESTMENTS	1,589,724	1,589,724	—	—

TOTAL INVESTMENTS	$84,222,213	$84,222,213	$—	$—

OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$89,020	$—	$89,020	$—

TOTAL ASSETS -OTHER FINANCIAL INSTRUMENTS	$89,020	$—	$89,020	$—

LIABILITIES TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi ficant Obser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$(2,132)	$—	$(2,132)	$—

TOTAL LIABILITIES -OTHER FINANCIAL INSTRUMENTS	$(2,132)	$—	$(2,132)	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of the period.

An amount of $4,410,858 was transferred from Level 2 into Level 1 during the reporting period as a result of using quoted prices in active market for such foreign securities.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held by Mid Core Value Fund at September 30, 2019 were as follows:

Forward Foreign Currency Contracts:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Canadian Dollar	Morgan Stanley	12/31/2019	(520,137)	1.32270	$(392,018)	$(393,239)	$—	$(1,221)
Buy	Canadian Dollar	Morgan Stanley	12/31/2019	14,223	1.32270	10,731	10,753	22	—
Sell	Euro	Credit Suisse	12/31/2019	(2,395,769)	0.91077	(2,669,749)	(2,630,487)	39,262	—
Sell	Japanese Yen	Bank of America	12/30/2019	(57,514,511)	107.35494	(536,366)	(535,742)	624	—
Buy	Japanese Yen	Bank of America	12/30/2019	3,157,444	107.35494	29,556	29,411	—	(145)
Sell	Norwegian Krone	Goldman Sachs	12/30/2019	(7,906,961)	9.08369	(885,226)	(870,457)	14,769
Buy	Norwegian Krone	Goldman Sachs	12/30/2019	246,645	9.08369	27,161	27,152	—	(9)
Sell	Pound Sterling	JP Morgan	12/31/2019	(1,389,640)	0.81012	(1,745,388)	(1,715,351)	30,037	—
Buy	Pound Sterling	JP Morgan	12/31/2019	37,035	0.81012	46,189	45,716	—	(473)
Sell	Swedish Krona	Goldman Sachs	12/30/2019	(3,469,280)	9.78019	(359,031)	(354,725)	4,306	—
Buy	Swedish Krona	Goldman Sachs	12/30/2019	414,686	9.78019	42,684	42,400	—	(284)

Total								$89,020	$(2,132)